Earnings per Share	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Earnings per Share
Earnings per Share

Note 18: Earnings per Share

Potential common shares of 85,052,934 and 23,000,095 related to Private Placement Warrants, Public Warrants, Incentive  Shares and options related to the Employee Incentive Plan were excluded from diluted EPS for the three and six months ended June 30, 2019 and 2018, as the Company had net losses and their inclusion would be anti-dilutive. See Note 11 —“Shareholders’ Equity” and Note 17— “Employee Incentive Plans” for a description.

The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. See Note 4 — “The Transactions”. Accordingly, weighted-average shares outstanding  for purposes of the EPS calculation have been retroactively restated as shares reflecting  the exchange ratio established in the Transactions (1.0 Jersey share to 132.13667 Clarivate shares).

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Three Months Ended June 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(77,761)	$(66,944)
Weighted-average number of common shares outstanding	264,762,720	217,461,225
Basic EPS	(0.29)	(0.31)
Diluted EPS	(0.29)	(0.31)

	Six Months Ended June 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(137,021)	$(143,981)
Weighted-average number of common shares outstanding	241,275,061	217,411,896
Basic EPS	(0.57)	(0.66)
Diluted EPS	(0.57)	(0.66)

Note 18: Earnings per Share

Potential common shares of 9,713,683 related to Incentive Shares and options related to the Employee Incentive Plan were excluded from diluted EPS for the three months ended September 30, 2019 as their inclusion would be anti-dilutive or their performance metric was not met. Potential common shares of 82,756,452 related to Private Placement Warrants, Public Warrants, Incentive  Shares and options related to the Employee Incentive Plan were excluded from diluted EPS for the nine months ended September 30, 2019 , as the Company had a net loss and their inclusion would be anti-dilutive or their performance metric was not met. Potential common shares of 24,059,222 related to options granted under the Employee Incentive Plan were excluded from diluted EPS for the three and nine months ended September 30, 2018, as the Company had net losses and their inclusion would be anti-dilutive. See Note 11 —“Shareholders’ Equity” and Note 17— “Employee Incentive Plans” for a description.

The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. See Note 4 — “The Transactions”. Accordingly, weighted-average shares outstanding  for purposes of the EPS calculation have been retroactively restated as shares reflecting  the exchange ratio established in the Transactions (1.0 Jersey share to 132.13667 Clarivate shares).

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Three Months Ended September 30,
	2019	2018
Basic/Diluted EPS
Net income (loss)	$10,831	$(54,727)
Basic Weighted-average number of common shares outstanding	305,428,062	217,506,553
Diluted Weighted-average number of common shares outstanding	328,854,063	217,506,553
Basic EPS	0.04	(0.25)
Diluted EPS	0.03	(0.25)

	Nine Months Ended September 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(126,190)	$(198,708)
Basic Weighted-average number of common shares outstanding	262,894,388	217,450,475
Diluted Weighted-average number of common shares outstanding	262,894,388	217,450,475
Basic EPS	(0.48)	(0.91)
Diluted EPS	(0.48)	(0.91)

Note 17: Earnings per Share

Potential common shares of 24,524,698 and 22,554,804 related to options under the employee incentive plan were excluded from diluted EPS for the years ended December 31, 2018 and 2017, respectively, as the Company had a net loss for the years ended December 31, 2018 and 2017. See “Note 15 — Employment and Compensation Arrangements.”

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Years Ended December 31,
	2018	2017
Basic/Diluted EPS
Net loss	$(242,162)	$(263,930)
Preferred stock dividends	—	—
Income available to common stockholders	$(242,162)	$(263,930)
Weighted-average number of common shares outstanding	217,472,870	216,848,866
Basic EPS	$(1.11)	$(1.22)
Diluted EPS	$(1.11)	$(1.22)